Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORIES

Note 6 – INVENTORIES

As of December 31, 2023 and 2022, inventories consisted of the following:

	December 31, 2023	December 31, 2022
Raw materials	$26,413	$27,069
Work in process	-	-
Finished goods	-	43,707
Total	26,413	70,776
Inventory write-down	(26,413)	(69,789)
Translation adjustments	-	-
Inventories, net	$-	$987

The Company recorded write-down of potentially obsolete or slow-moving inventories of $0, $226 and $216,325 for the years ended December 31, 2023, 2022 and 2021, respectively.